Trade and Other Payables - Summary of Trade and Other Payables (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Current
Trade payables		€ 2,202	€ 2,453
Construction contract-related payables	[1]	229	218
Deferred and contingent acquisition consideration	[2]	45	48
Accruals and other payables		1,897	1,887
Amounts payable to equity accounted investments		3	3
Total		4,376	4,609
Non-current
Other payables		195	181
Deferred and contingent acquisition consideration		290	291
Total		€ 485	€ 472

[1]	Construction contract-related payables include billings in excess of revenue, together with advances received from customers in respect of work to be performed under construction contracts and foreseeable losses thereon. €174 million was recognised in the Consolidated Income Statement during 2019 which was included in the contract-related payables balance at 31 December 2018.
[2]	The fair value of total contingent consideration is €248 million (2018: €220 million) (Level 3 input in the fair value hierarchy), and deferred consideration is €87 million (2018: €119 million). On an undiscounted basis, the corresponding future payments relating to contingent consideration, for which the Group may be liable, ranges from €267 million to €410 million. This is based on a range of estimated potential outcomes of the expected payment amounts.